Leases (Details) - Schedule of future minimum rental payments for operating leases (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule of future minimum rental payments for operating leases [Abstract]
2014	$ 495.9
2015	463.2
2016	416.0
2017	368.7
2018	315.8
Thereafter	3,028.0
Total	$ 5,087.6